PROSPECTUS SUPPLEMENT June 9, 1997*
Strategist Growth and Income Fund, Inc. (Nov. 29, 1996)
 Form No. S-6122 C (11/96)

The "Portfolio manager" section of the prospectus is revised to delete the reference to Paul Hopkins and to add the following:

Portfolio manager

Bill Westhoff provides day-to-day portfolio management for the international equities portion of Total Return Portfolio.









































S-6122-1 A (6/97)
*Valid until next prospectus update
Destroy Nov. 28, 1997